Going Concern and Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Useful Life

Depreciation is provided to recognize the cost of the asset in the results of operations. The Company calculates depreciation using the straight-line method with estimated useful life as follows:

Item	Useful Life
Vehicles	5 years
Mining equipments	10 years

Depreciation is provided to recognize the cost of the asset in the results of operations. The Company calculates depreciation using the straight-line method with estimated useful life as follows:

Item	Useful Life
Mining equipments	10 years

Fair value of liabilities

The following table summarizes our financial instruments measured at fair value as of September 30, 2013:

	Fair Value Measurements at September 30, 2013
Liabilities:	Total	Level 1	Level 2	Level 3

Commodity derivative at fair value	$2,901,500	$2,901,500	$-	$-
Convertible notes at fair value	$115,000	$-	$-	$115,000